Share capital (Tables)	3 Months Ended
Mar. 31, 2021
Summary of Stock option award
Options
		outstanding	Weighted
		Weighted	average
		average	remaining
		exercise	contractual
	Number	Price	life (in years)
Outstanding, December 31, 2020	6,500,000	$1.81	4.87
Expired	-	-	-
Cancelled	-	-	-
Granted	-	-	-
Outstanding, March 31, 2021	6,500,000	$1.81	4.63
Options exercisable	6,285,416	$1.79	4.49

Summary of stock option-based compensation expense

	Three months
	ended March 31,
Employee expense	2021	2020
Stock and stock option compensation granted in
2015	229,188	428,878
2020	52,858	178,632
Total stock-based compensation expense recognized	$282,046	$607,510

Stock option -based compensation expense
	Three months
	ended March 31,
	2021	2020
Stock-based compensation pertaining to general and administrative expenses	$114,594	$214,439
Stock-based compensation pertaining to research and development expenses	167,452	393,071
Total	$282,046	$607,510